Note 14 - Concentration of Credit Risk (Details Textual)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Interest-Bearing Deposits in Banks and Other Financial Institutions	$ 2,299,000
Interest Bearing Deposits, Number of Banks	3
Deposits with Other Federal Home Loan Banks	$ 372,000
Federal Funds Sold	$ 308,000	$ 27,055,000
Federal Funds Sold, Number of Banks	1
Collateral Related to Fixed Rate Loan Hedging Program [Member]
Interest-Bearing Deposits in Banks and Other Financial Institutions	$ 900,000
Interest Bearing Deposits, Number of Banks	1